Leases (Tables)	12 Months Ended
Dec. 31, 2024
Right-of-Use Assets and Lease Liability [Abstract]
Disclosure of detailed information about leases

	Right-of-use asset
	2024	2023
	$m	$m
As at 1 January	40.6	33.7
Additions during the year	37.9	22.8
Incentive of right-of-use asset	(8.4)	—
Adjustment to initial recognition of right of use asset	1.2	(1.0)
Depreciation charged to income statement	(10.7)	(9.7)
Impairment of right of use asset	(0.7)	(5.2)
As at 31 December	59.9	40.6

	Lease liability
	2024	2023
	$m	$m
As at 1 January	52.6	38.9
Additions during the year	37.9	22.8
Interest expense charged to income statement	3.5	2.5
Payment of lease liabilities	(15.0)	(11.4)
Foreign exchange revaluation	(1.5)	(0.1)
Lease incentive	—	(0.1)
As at 31 December	77.5	52.6

	Lease Liability
	2024	2023
	$m	$m
Current liability	10.5	13.2
Non-current liability	67.0	39.4
As as 31 December	77.5	52.6

Disclosure of maturity analysis for undiscounted lease liabilities	The contractual maturities of lease liabilities as at 31 December are as follows:

	Lease liability
	2024	2023
	$m	$m
1 year	14.0	13.8
1 to 5 years	52.9	31.5
More than 5 years	37.4	12.5
	104.3	57.8
Less: future interest expense	(26.8)	(5.2)
	77.5	52.6
The following table details the Group’s contractual maturity for non-derivative financial liabilities.
Debt securities are presented discounted based on the first call dates. Lease liabilities are undiscounted and contractual.

	On demand	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
2024	$m	$m	$m	$m	$m	$m
Repurchase agreements	—	2,305.8	—	—	—	2,305.8
Short securities	—	1,704.6	—	—	—	1,704.6
Amounts due to exchanges, clearing houses and other counterparties	1,218.8	282.0	0.7	—	—	1,501.5
Amounts payable to clients	7,270.8	—	—	—	—	7,270.8
Trade payables	3.6	463.4	3.2	—	—	470.2
Other creditors	6.0	4.9	4.1	2.3	—	17.3
Stock lending	4,804.5	147.6	—	—	—	4,952.1
Short term borrowings	—	152.0	—	—	—	152.0
Debt securities	—	1,235.8	883.8	1,434.9	50.0	3,604.5
Lease liabilities	—	3.7	10.3	52.9	37.4	104.3
	13,303.7	6,299.8	902.1	1,490.1	87.4	22,083.1

	On demand	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
2023	$m	$m	$m	$m	$m	$m
Repurchase agreements	—	3,118.9	—	—	—	3,118.9
Short securities	1.3	1,923.5	—	—	—	1,924.8
Amounts due to exchanges, clearing houses and other counterparties	1,461.9	—	—	—	—	1,461.9
Amounts payable to clients	4,899.1	—	—	—	—	4,899.1
Trade payables	16.1	—	—	—	—	16.1
Other creditors	6.5	9.8	1.8	—	—	18.1
Stock lending	—	2,323.3	—	—	—	2,323.3
Debt securities	—	440.2	868.2	889.4	18.5	2,216.3
Lease liabilities	—	3.4	10.4	31.5	12.5	57.8
	6,384.9	7,819.1	880.4	920.9	31.0	16,036.3